Government Grants (Tables)	12 Months Ended
Dec. 31, 2013
Government Grants [Abstract]
Government Grants [Table Text Block]
The Company entered into several contracts with Institute for Information Industry (III) during 2011, 2012 and 2013 primarily for the development of certain new leading products or technologies. Details of these contracts are summarized below:

Authority		Total Grant	Execution Period	Product Description
(in thousands)

III	NT$	4,340 (US$140)	January 2010 to November 2011	Himax Headquarter Excellent Program (II)
III		18,700 (US$582)	January 2010 to December 2011	LCOS Projector Development Program
III		23,220 (US$770)	June 2011 to February 2013	CMOS Development Program
III		72,000 (US$2,416)	January 2013 to June 2014	MEMS Development Program
III		27,500 (US$923)	April 2013 to December 2014	Wafer-Level Lens Development Program